Earnings (loss) per share - Diluted (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings (loss) per share
Profit (loss) attributable to equity holders of the Company	¥ 992,647	¥ 1,258,329	¥ (4,793,564)
Dilution effect arising from preferred shares and other financial instruments issued by subsidiaries	(8,141)	(2,404)
Profit (loss) attributable to equity holders of the Company used as the numerator in calculating diluted earnings (loss) per share	¥ 984,506	¥ 1,255,925	¥ (4,793,564)
Weighted average number of ordinary shares outstanding	1,190,875,193	1,222,224,578	1,224,576,751
Adjustments for the dilutive impact of share options, restricted shares and RSUs	28,682,542	22,883,296
Weighted average number of ordinary shares used as the denominator in calculating diluted earnings (loss) per share	1,219,557,735	1,245,107,874	1,224,576,751
Diluted earnings (loss) per share	¥ 0.81	¥ 1.01	¥ (3.91)